Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000172348
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	VACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/3/2016	$9,750	$10,000	$10,000	$10,000
2017	$9,736	$9,982	$9,858	$9,907
2018	$10,012	$10,264	$9,977	$10,175
2019	$10,447	$10,711	$10,424	$10,677
2020	$10,949	$11,225	$11,355	$11,209
2021	$12,212	$12,520	$11,435	$12,187
2022	$11,620	$11,913	$10,961	$11,676
2023	$10,826	$11,099	$10,437	$11,028
2024	$11,274	$11,559	$10,614	$11,516
2025	$11,850	$12,149	$11,132	$12,080

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class A - Including Sales ChargeFootnote Reference*	2.53%	1.08%	1.98%
Class A - Excluding Sales Charge	5.11%	1.60%	2.28%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.21%

AssetsNet	$ 83,952,600
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	469.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$83,952,600 # of Portfolio Holdings700 Portfolio Turnover Rate469% Investment Advisory Fees Paid$212,303
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000172349
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	VIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/3/2016	$250,000	$250,000	$250,000
2017	$249,732	$246,462	$247,676
2018	$257,442	$249,419	$254,363
2019	$269,297	$260,593	$266,929
2020	$283,205	$283,864	$280,222
2021	$316,644	$285,880	$304,685
2022	$302,069	$274,016	$291,888
2023	$282,479	$260,918	$275,689
2024	$294,581	$265,348	$287,896
2025	$310,744	$278,296	$302,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class I	5.49%	1.87%	2.54%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.21%

AssetsNet	$ 83,952,600
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	469.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$83,952,600 # of Portfolio Holdings700 Portfolio Turnover Rate469% Investment Advisory Fees Paid$212,303
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000122004
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	VIGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/3/2016	$1,000,000	$1,000,000	$1,000,000
2017	$998,928	$985,848	$990,704
2018	$1,030,085	$997,676	$1,017,452
2019	$1,077,731	$1,042,372	$1,067,716
2020	$1,133,630	$1,135,456	$1,120,888
2021	$1,266,594	$1,143,520	$1,218,740
2022	$1,208,442	$1,096,064	$1,167,552
2023	$1,128,956	$1,043,672	$1,102,756
2024	$1,178,838	$1,061,392	$1,151,584
2025	$1,242,430	$1,113,184	$1,208,012

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class R6	5.39%	1.85%	2.54%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.21%

AssetsNet	$ 83,952,600
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	469.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$83,952,600 # of Portfolio Holdings700 Portfolio Turnover Rate469% Investment Advisory Fees Paid$212,303
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000191190
Shareholder Report [Line Items]
Fund Name	Voya Investment Grade Credit Fund
Class Name	Class W
Trading Symbol	VIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/1/2017	$10,000	$10,000	$10,000
2018	$9,898	$9,910	$9,912
2019	$10,355	$10,354	$10,402
2020	$10,880	$11,279	$10,920
2021	$12,156	$11,359	$11,873
2022	$11,595	$10,887	$11,374
2023	$10,839	$10,367	$10,743
2024	$11,279	$10,543	$11,219
2025	$11,898	$11,058	$11,768

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/1/2017)
Class W	5.49%	1.81%	2.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.32%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.15%

AssetsNet	$ 83,952,600
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	469.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$83,952,600 # of Portfolio Holdings700 Portfolio Turnover Rate469% Investment Advisory Fees Paid$212,303
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000159005
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class A
Trading Symbol	VCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/3/2015	$9,750	$10,000	$10,000	$10,000
2016	$9,871	$10,122	$10,274	$10,245
2017	$10,458	$10,723	$10,320	$10,268
2018	$11,115	$11,398	$10,443	$10,349
2019	$11,634	$11,929	$10,911	$10,812
2020	$10,495	$10,761	$11,886	$11,557
2021	$11,937	$12,240	$11,970	$11,592
2022	$12,024	$12,329	$11,473	$11,029
2023	$11,621	$11,916	$10,925	$10,507
2024	$12,601	$12,921	$11,110	$10,676
2025	$13,641	$13,987	$11,653	$11,259

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/3/2015)
Class A - Including Sales ChargeFootnote Reference*	5.52%	4.84%	3.27%
Class A - Excluding Sales Charge	8.25%	5.38%	3.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.52%	1.23%

AssetsNet	$ 851,197,941
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$851,197,941 # of Portfolio Holdings590 Portfolio Turnover Rate34% Investment Advisory Fees Paid$4,754,288
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000159006
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class I
Trading Symbol	VCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/3/2015	$250,000	$250,000	$250,000
2016	$253,773	$256,861	$256,125
2017	$269,742	$257,991	$256,689
2018	$287,410	$261,087	$258,717
2019	$301,406	$272,784	$270,307
2020	$272,819	$297,144	$288,931
2021	$311,253	$299,253	$289,798
2022	$314,871	$286,834	$275,714
2023	$305,342	$273,124	$262,673
2024	$332,115	$277,761	$266,901
2025	$360,631	$291,315	$281,476

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/3/2015)
Class I	8.59%	5.74%	3.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.52%	1.23%

AssetsNet	$ 851,197,941
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$851,197,941 # of Portfolio Holdings590 Portfolio Turnover Rate34% Investment Advisory Fees Paid$4,754,288
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000221175
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class R6
Trading Symbol	VCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,059,110	$964,356	$991,020
2022	$1,069,245	$924,336	$942,856
2023	$1,036,960	$880,152	$898,260
2024	$1,127,917	$895,096	$912,716
2025	$1,224,784	$938,776	$962,560

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/31/2020)
Class R6	8.59%	4.44%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.35%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.81%

AssetsNet	$ 851,197,941
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$851,197,941 # of Portfolio Holdings590 Portfolio Turnover Rate34% Investment Advisory Fees Paid$4,754,288
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000191194
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class W
Trading Symbol	VSCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Line Graph [Table Text Block]
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/1/2017	$10,000	$10,000	$10,000
2018	$10,309	$9,910	$9,928
2019	$10,804	$10,354	$10,373
2020	$9,774	$11,279	$11,087
2021	$11,143	$11,359	$11,120
2022	$11,264	$10,887	$10,580
2023	$10,904	$10,367	$10,080
2024	$11,852	$10,543	$10,242
2025	$12,861	$11,058	$10,801

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/1/2017)
Class W	8.51%	5.64%	3.34%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.32%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.52%	1.01%

AssetsNet	$ 851,197,941
Holdings Count | Holding	590
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$851,197,941 # of Portfolio Holdings590 Portfolio Turnover Rate34% Investment Advisory Fees Paid$4,754,288
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000240815
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EMHCD Fund
Class Name	Portfolio
Trading Symbol	VVIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund outperformed the JP Morgan EMBI Global Diversified Index primarily due to security & country selection, while sector allocation dragged on relative performance.

↑ Top contributors to performance: Regionally, overweight to Latin America benefited relative performance. Within Latin America, selection in Chile, Mexico & Panama were the top contributors. Country selection within Europe & Asia were also additive. From a quality stance, the Fund's overweight to BBB and BB rated issuers was additive.

↓ Top detractors from performance: Sector allocation detracted driven an underweight to sovereigns versus an overweight to emerging market (EM) corporates. From a country perspective, detractors included overweights to Romania and Egypt, and underweights in El Salvador, China and Pakistan. From a quality stance, the Fund's higher quality tilt, specifically its underweight to riskier CCC and below issuers, detracted.

Line Graph [Table Text Block]
	Voya VACS Series EMHCD Fund	Bloomberg Global Aggregate Index	JP Morgan Emerging Markets Bond Index - Global Diversified Index
2/17/2023	$10,000	$10,000	$10,000
2023	$10,098	$10,216	$10,080
2024	$11,408	$10,266	$11,217
2025	$12,268	$10,579	$11,974

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/17/2023)
Voya VACS Series EMHCD Fund	7.54%	10.15%
Bloomberg Global Aggregate Index	3.05%	2.70%
JP Morgan Emerging Markets Bond Index - Global Diversified Index	6.75%	8.89%

AssetsNet	$ 112,624,791
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$112,624,791 # of Portfolio Holdings234 Portfolio Turnover Rate107% Investment Advisory Fees Paid$0
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.8%
Corporate Bonds/Notes	33.2%
Sovereign Bonds	61.0%

Largest Holdings [Text Block]

Top 10 Holdings

Petroleos Mexicanos, 6.500%, 03/13/27	1.6%
Bahrain Government International Bond, 7.375%, 05/14/30	1.6%
Romanian Government International Bond, 6.375%, 01/30/34	1.3%
Argentine Republic Government International Bond, 4.125%, 07/09/35	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Republic of South Africa Government International Bond, 4.300%, 10/12/28	1.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/34	1.1%
OQ SAOC, 5.125%, 05/06/28	1.0%
Mexico Government International Bond, 6.338%, 05/04/53	0.9%
Saudi Government International Bond, 3.450%, 02/02/61	0.9%

Material Fund Change [Text Block]
C000240816
Shareholder Report [Line Items]
Fund Name	Voya VACS Series SC Fund
Class Name	Portfolio
Trading Symbol	VVIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective. The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Line Graph [Table Text Block]
	Voya VACS Series SC Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
3/3/2023	$10,000	$10,000	$10,000
2023	$10,035	$10,095	$10,226
2024	$10,959	$10,267	$10,391
2025	$11,941	$10,768	$10,958

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (3/3/2023)
Voya VACS Series SC Fund	8.97%	8.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	4.47%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	4.51%

AssetsNet	$ 207,134,486
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$207,134,486 # of Portfolio Holdings257 Portfolio Turnover Rate28% Investment Advisory Fees Paid$0
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.6%
Asset-Backed Securities	21.7%
Collateralized Mortgage Obligations	32.7%
Commercial Mortgage-Backed Securities	34.0%

Largest Holdings [Text Block]

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	1.5%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	1.4%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.3%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.3%
BMD2 Re-Remic Trust - Class 6B10, 2.428%, 05/25/52	1.0%
GAM Re-REMIC Trust - Class 2C, 11/29/50	1.0%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 9.890%, 01/25/43	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.9%
GAM Re-REMIC Trust - Class 1C, 11/29/50	0.9%

Material Fund Change [Text Block]